ProShares Investment Grade-Interest Rate Hedged Investment Strategy - ProShares Investment Grade-Interest Rate Hedged	May 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of investment grade corporate debt. The Index measures the performance of two positions: (1) a long position in investment-grade corporate bonds; and (2) a duration-matched short position in U.S. Treasury bonds.The long position of the Index may include fixed-rate, fixed-to-floating rate, and zero-coupon corporate bonds that are rated at least BBB- by Standard and Poor’s Financial Services, LLC or Baa3 by Moody’s Investors Service, Inc. Bonds included in the long portion of the Index are weighted based on market capitalization, subject to a limit of 3% on any one issuer.The short position of the Index is designed to hedge the duration and yield curve exposure of the long position. The Index seeks to use this short position to mitigate the potential negative impact of rising U.S. Treasury interest rates on the performance of investment-grade bonds.The Index’s positions are reset each month. The Index is constructed and maintained by FTSE International Limited. More information about the Index can be found using the Bloomberg ticker symbol “CFIIIGHG.”Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index) and invest at least 80% of its total assets in investment grade bonds.The Fund will invest principally in the financial instruments listed below.●Debt Instruments — The Fund invests in debt instruments, primarily investment grade bonds, that are issued by corporate issuers that are rated “investment-grade” by both Moody’s and S&P. Credit rating agencies evaluate issuers and assign ratings based on their opinions of the issuer’s ability to pay interest and principal as scheduled. The bonds invested in by the Fund may include USD-denominated bonds issued by foreign-domiciled companies that are offered for sale in the United States.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. futures contracts) as a substitute for obtaining short exposure in Treasury Securities but may also do so to a limited extent to obtain investment grade bond exposure. These derivatives principally include:○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund will use futures contracts to obtain short exposure to U.S. Treasury Securities.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.